Note 14 - Financial Assets and Liabilities (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total borrowings	$ 13,508	$ 8,972
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings	$ 7,500